Events Subsequent to the Balance Sheet Date (Details)		1 Months Ended
	Mar. 24, 2019	Mar. 26, 2019
Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date (Textual)
Merger agreement, description	In connection with the consummation of the Merger the company amended and restated its articles of association and increased the total number of shares of all classes to be issued to 45,000,000 ordinary shares with a par value of NIS 0.40 per share.	Pursuant to which the Investors purchased an aggregate of 682,631 ordinary shares of the Company for a purchase price of $12.25 per share (the " Private Placement"), totaling $8,362.